BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of equity interests

On December 31, 2020 and 2019, the Company holds direct equity interests in subsidiaries and joint ventures. Selected information on the Company's investees is as follows:

		Equity interests
Investees	Type of investment	12.31.20	12.31.19
Terra Networks Brasil Ltda ("Terra Networks")	Subsidiary	100.00%	100.00%
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	99.99%
POP Internet Ltda ("POP")	Subsidiary	99.99%	99.99%
Vivo Money Credit Rights Investment Fund ("Vivo Money") (Note 1.c)	Subsidiary	100.00%	—
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	50.00%
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	50.00%
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	50.00%